UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	2/28/2009

Date of reporting period:	5/31/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 97.8%
CONSUMER DISCRETIONARY — 5.4%
Automobiles — 0.8%
	Nissan Motor Co., Ltd.	1,330,900	11,829,381
	Renault SA	125,200	12,855,469
Automobiles Total			24,684,850
Household Durables — 1.3%
	Sony Corp.	897,900	44,971,656
Household Durables Total			44,971,656
Media — 1.6%
	British Sky Broadcasting Group PLC	1,083,100	11,650,135
	ITV PLC	37,586,400	43,853,940
Media Total			55,504,075
Multiline Retail — 1.1%
	Marks & Spencer Group PLC, ADR (a)	2,485,740	37,333,826
Multiline Retail Total			37,333,826
Specialty Retail — 0.6%
	Kingfisher PLC	7,819,700	21,252,342
Specialty Retail Total			21,252,342
CONSUMER DISCRETIONARY TOTAL			183,746,749
CONSUMER STAPLES — 9.4%
Food & Staples Retailing — 7.6%
	Carrefour SA (a)	891,160	62,486,027
	Koninklijke Ahold NV	4,635,632	69,342,247
	Seven & I Holdings Co. Ltd.	2,024,500	59,148,739
	Wm. Morrison Supermarkets PLC	12,257,565	71,021,962
Food & Staples Retailing Total			261,998,975
Food Products — 1.8%
	Unilever NV (a)	1,895,004	61,925,923
Food Products Total			61,925,923
CONSUMER STAPLES TOTAL			323,924,898
FINANCIALS — 21.9%
Commercial Banks — 13.0%
	Barclays PLC	3,968,100	29,476,537
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	10,216,278
	Credit Agricole SA (a)	717,100	18,976,832
	HSBC Holdings PLC	2,618,844	44,224,874
	Hypo Real Estate Holding AG, ADR (a)	253,261	8,308,480
	Intesa Sanpaolo SpA (a)	8,435,186	55,313,599
	Mitsubishi UFJ Financial Group, Inc.	11,383,631	116,406,320
	Mizuho Financial Group, Inc. (a)	17,546	92,207,209

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Natixis (a)	2,080,100	31,649,200
	Royal Bank of Scotland Group PLC	664,572	3,008,090
	Royal Bank of Scotland Group PLC, ADR (a)(b)	399,375	1,901,025
	San-In Godo Bank Ltd.	233,000	2,168,213
	Sumitomo Mitsui Financial Group, Inc. (a)	2,501	21,517,805
	Yamaguchi Financial Group, Inc.	754,000	11,000,303
Commercial Banks Total			446,374,765
Consumer Finance — 2.0%
	Aiful Corp. (a)	2,149,600	37,294,806
	Takefuji Corp. (a)	1,689,230	32,031,595
Consumer Finance Total			69,326,401
Insurance — 6.9%
	Aegon NV (a)	5,122,053	78,220,080
	Millea Holdings, Inc.	1,249,800	51,571,144
	Mitsui Sumitomo Insurance Group Holdings, Inc. (b)	2,479,800	97,620,660
	Sompo Japan Insurance, Inc.	832,000	8,989,262
Insurance Total			236,401,146
FINANCIALS TOTAL			752,102,312
HEALTH CARE — 13.9%
Pharmaceuticals — 13.9%
	AstraZeneca PLC	2,677,185	116,936,358
	Daiichi Sankyo Co., Ltd.	852,600	24,060,757
	GlaxoSmithKline PLC	4,545,900	100,270,386
	Ono Pharmaceutical Co., Ltd.	1,486,700	85,885,060
	Sanofi-Aventis (a)	1,473,286	109,812,785
	Taisho Pharmaceutical Co., Ltd.	382,000	7,149,364
	Takeda Pharmaceutical Co., Ltd.	565,400	32,769,816
Pharmaceuticals Total			476,884,526
HEALTH CARE TOTAL			476,884,526
INDUSTRIALS — 0.8%
Commercial Services & Supplies — 0.8%
	Contax Participacoes SA, ADR	2,827,200	4,156,549

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
Dai Nippon Printing Co., Ltd.	1,555,000	23,792,592
Commercial Services & Supplies Total		27,949,141
INDUSTRIALS TOTAL		27,949,141
INFORMATION TECHNOLOGY — 16.0%
Communications Equipment — 5.6%
Alcatel-Lucent (a)	9,071,300	68,587,579
Nortel Networks Corp. (a)(b)	3,510,630	28,927,591
Telefonaktiebolaget LM Ericsson, Class B (a)	34,953,344	95,065,173
Communications Equipment Total		192,580,343
Computers & Peripherals — 0.6%
NEC Corp.	3,879,000	20,605,578
Computers & Peripherals Total		20,605,578
Electronic Equipment & Instruments — 4.7%
FUJIFILM Holdings Corp.	693,405	25,520,883
Hitachi Ltd.	3,889,000	27,963,024
Hitachi Ltd., ADR	538,125	38,766,525
Tyco Electronics Ltd. (a)	1,653,443	66,336,133
Electronic Equipment & Instruments Total		158,586,565
Semiconductors & Semiconductor Equipment — 5.1%
Infineon Technologies AG (b)	1,748,573	15,750,778
Qimonda AG, ADR (a)(b)	861,840	3,326,702
Rohm Co., Ltd.	725,400	47,548,036
STMicroelectronics NV (a)	4,215,100	54,900,560
United Microelectronics Corp.	86,155,806	53,560,448
Semiconductors & Semiconductor Equipment Total		175,086,524
INFORMATION TECHNOLOGY TOTAL		546,859,010
MATERIALS — 1.4%
Chemicals — 1.4%
Akzo Nobel NV	564,100	47,750,123
Chemicals Total		47,750,123
MATERIALS TOTAL		47,750,123
TELECOMMUNICATION SERVICES — 24.3%
Diversified Telecommunication Services — 22.1%
Brasil Telecom Participacoes SA, ADR (a)	241,760	19,879,925
Deutsche Telekom AG, Registered Shares (a)	7,583,400	126,945,090
France Telecom SA (a)	2,157,812	65,478,577
KT Corp., ADR (a)	2,368,410	53,549,750
Nippon Telegraph & Telephone Corp.	17,430	84,653,386

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Nippon Telegraph & Telephone Corp., ADR	180	4,367
	Portugal Telecom SGPS SA, ADR	5,584,476	68,298,142
	Swisscom AG, ADR	2,027,700	70,646,893
	Tele Norte Leste Participacoes SA, ADR	2,547,100	65,918,948
	Telecom Corp. of New Zealand Ltd., ADR	2,168,604	33,765,164
	Telecom Italia SpA	16,491,810	36,304,832
	Telecom Italia SpA, Savings Shares (a)	10,039,010	17,773,494
	Telecomunicacoes Brasileiras SA, ADR	663,200	14,955,160
	Telefonica SA, ADR	362,381	31,175,637
	Telefonos de Mexico SA de CV, ADR, Class L (a)	1,613,640	66,514,241
Diversified Telecommunication Services Total			755,863,606
Wireless Telecommunication Services — 2.2%
	SK Telecom Co. Ltd., ADR (a)	1,662,439	37,770,614
	SK Telecom Co., Ltd.	160,077	31,625,329
	Telemig Celular Participacoes SA (a)	20,203	1,227,332
	Tim Participacoes SA, ADR (a)	61,418	1,870,792
	Vivo Participacoes SA (a)	426,216	2,987,774
Wireless Telecommunication Services Total			75,481,841
TELECOMMUNICATION SERVICES TOTAL			831,345,447
UTILITIES — 4.7%
Electric Utilities — 4.7%
	Centrais Electricas Brasileiras SA, ADR	5,653,367	101,751,561
	Korea Electric Power Corp., ADR (a)	3,610,950	58,352,952
Electric Utilities Total			160,104,513
UTILITIES TOTAL			160,104,513

	Total Common Stocks (cost of $3,129,085,958)		3,350,666,719

		Units	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
Royal Bank of Scotland Group PLC
	Expire 06/06/08 (b)	406,127	225,259
Commercial Banks Total			225,259
FINANCIALS TOTAL			225,259

	Total Rights (cost of $926,685)		225,259

	Shares
Securities Lending Collateral — 17.6%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.727%)	601,798,432	601,798,432

Total Securities Lending Collateral (cost of $601,798,432)		601,798,432

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Government Agency Obligation maturing 04/24/13, market value $24,335,069 (repurchase proceeds $23,857,075)	23,853,000	23,853,000

	Total Short-Term Obligation (cost of $23,853,000)		23,853,000

Total Investments – 116.1% (cost of $3,755,664,075)(d)(e)	$3,976,543,410

Other Assets & Liabilities, Net – (16.1)%	(550,334,082)

Net Assets – 100.0%	$3,426,209,328

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$1,197,327,207	$—
	Level 2 – Other Significant Observable Inputs	2,779,216,203	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,976,543,410	$—

The Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $579,597,694.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $3,755,664,075.

(e)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$657,906,156	$(437,026,821)	$220,879,335

Acronym	Name

ADR	American Depositary Receipt

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico Growth Master Portfolio

		Shares	Value ($)*
Common Stocks — 96.0%
CONSUMER DISCRETIONARY — 14.2%
Hotels, Restaurants & Leisure — 12.8%
	Las Vegas Sands Corp. (a)	1,993,346	138,417,946
	McDonald’s Corp.	5,845,674	346,765,382
	MGM Mirage (a)	1,471,108	72,393,225
	Starbucks Corp. (a)	683,709	12,436,667
	Wynn Resorts Ltd.	1,633,070	163,355,992
	Yum! Brands, Inc.	3,501,212	138,998,116
Hotels, Restaurants & Leisure Total			872,367,328
Specialty Retail — 1.4%
	Lowe’s Cos, Inc.	4,057,298	97,375,152
Specialty Retail Total			97,375,152
CONSUMER DISCRETIONARY TOTAL			969,742,480
CONSUMER STAPLES — 5.6%
Beverages — 2.5%
	Coca-Cola Co.	1,469,431	84,139,619
	Heineken NV, ADR	3,077,534	90,320,083
Beverages Total			174,459,702
Food & Staples Retailing — 3.1%
	Costco Wholesale Corp.	721,153	51,432,632
	CVS Caremark Corp.	3,718,949	159,133,828
Food & Staples Retailing Total			210,566,460
CONSUMER STAPLES TOTAL			385,026,162
ENERGY — 12.5%
Energy Equipment & Services — 8.0%
	Cameron International Corp. (a)	898,502	47,827,261
	FMC Technologies, Inc. (a)	271,566	19,512,017
	Schlumberger Ltd.	2,290,429	231,631,085
	Transocean, Inc. (a)	1,345,253	202,043,548
	Weatherford International Ltd. (a)	1,018,014	46,451,979
Energy Equipment & Services Total			547,465,890
Oil, Gas & Consumable Fuels — 4.5%
	PetroHawk Energy Corp. (a)	862,758	25,347,830
	Petroleo Brasileiro SA, ADR	3,122,594	220,142,877

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	XTO Energy, Inc.	958,042	60,950,632
Oil, Gas & Consumable Fuels Total			306,441,339
ENERGY TOTAL			853,907,229
FINANCIALS — 13.4%
Capital Markets — 3.5%
	Goldman Sachs Group, Inc.	1,344,694	237,217,469
Capital Markets Total			237,217,469
Commercial Banks — 5.1%
	Industrial & Commercial Bank of China, Class H	284,986,000	212,902,316
	Wells Fargo & Co.	4,828,534	133,122,682
Commercial Banks Total			346,024,998
Diversified Financial Services — 2.6%
	JPMorgan Chase & Co.	4,125,161	177,381,923
Diversified Financial Services Total			177,381,923
Real Estate Management & Development — 1.0%
	St. Joe Co.	1,884,154	72,313,830
Real Estate Management & Development Total			72,313,830
Thrifts & Mortgage Finance — 1.2%
	Washington Mutual, Inc.	9,425,648	85,019,345
Thrifts & Mortgage Finance Total			85,019,345
FINANCIALS TOTAL			917,957,565
HEALTH CARE — 5.4%
Biotechnology — 3.1%
	Amylin Pharmaceuticals, Inc. (a)	1,597,073	50,739,009
	Genentech, Inc. (a)	2,277,090	161,377,369
Biotechnology Total			212,116,378
Health Care Providers & Services — 2.3%
	UnitedHealth Group, Inc.	4,620,606	158,070,931
Health Care Providers & Services Total			158,070,931
HEALTH CARE TOTAL			370,187,309
INDUSTRIALS — 15.3%
Aerospace & Defense — 7.3%
	General Dynamics Corp.	2,336,472	215,305,895
	Lockheed Martin Corp.	2,233,733	244,459,739
	Precision Castparts Corp.	298,910	36,108,328
Aerospace & Defense Total			495,873,962

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 0.5%
	Vestas Wind Systems A/S (a)	248,580	34,218,959
Electrical Equipment Total			34,218,959
Industrial Conglomerates — 0.9%
	McDermott International, Inc. (a)	1,021,351	63,354,403
Industrial Conglomerates Total			63,354,403
Road & Rail — 6.6%
	CSX Corp.	983,563	67,924,861
	Norfolk Southern Corp.	1,513,272	101,964,267
	Union Pacific Corp.	3,376,032	277,881,194
Road & Rail Total			447,770,322
INDUSTRIALS TOTAL			1,041,217,646
INFORMATION TECHNOLOGY — 13.3%
Communications Equipment — 0.9%
	Nortel Networks Corp. (a)	11,901	98,064
	QUALCOMM, Inc.	1,279,387	62,101,445
Communications Equipment Total			62,199,509
Computers & Peripherals — 3.1%
	Apple, Inc. (a)	1,131,575	213,584,781
Computers & Peripherals Total			213,584,781
Internet Software & Services — 3.9%
	Google, Inc., Class A (a)	454,226	266,085,591
Internet Software & Services Total			266,085,591
IT Services — 5.4%
	Mastercard, Inc., Class A	992,603	306,366,916
	Visa, Inc., Class A (a)	720,666	62,236,716
IT Services Total			368,603,632
INFORMATION TECHNOLOGY TOTAL			910,473,513
MATERIALS — 8.0%
Chemicals — 8.0%
	Air Products & Chemicals, Inc.	691,872	70,515,594
	Monsanto Co.	1,872,655	238,576,247
	Potash Corp. of Saskatchewan, Inc.	483,069	96,164,546
	Praxair, Inc.	1,474,861	140,200,287
Chemicals Total			545,456,674
MATERIALS TOTAL			545,456,674
TELECOMMUNICATION SERVICES — 8.0%
Diversified Telecommunication Services — 2.7%
	AT&T, Inc.	4,553,859	181,698,974
Diversified Telecommunication Services Total			181,698,974

3

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 5.3%
	America Movil SAB de CV, Series L, ADR	3,092,891	184,862,095
	China Mobile Ltd.	11,998,425	176,350,203
Wireless Telecommunication Services Total			361,212,298
TELECOMMUNICATION SERVICES TOTAL			542,911,272
UTILITIES — 0.3%
Gas Utilities — 0.3%
	Equitable Resources, Inc.	320,575	22,513,982
Gas Utilities Total			22,513,982
UTILITIES TOTAL			22,513,982

	Total Common Stocks (cost of $5,058,045,084)		6,559,393,832
Preferred Stocks — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
	Lehman Brothers Holdings, Inc., 7.250%	52,767	57,252,195
Diversified Financial Services Total			57,252,195
FINANCIALS TOTAL			57,252,195

	Total Preferred Stocks (cost of $52,767,000)		57,252,195

		Par ($)
Short-Term Obligation — 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by various U.S. Government Obligations with maturities to 11/13/28, market value $247,914,769 (repurchase proceeds $243,095,142)	243,052,000	243,052,000

	Total Short-Term Obligation (cost of $243,052,000)		243,052,000

	Total Investments – 100.4% (cost of $5,353,864,084)(b)(c)		6,859,698,027

	Other Assets & Liabilities, Net – (0.4)%		(30,447,805)

	Net Assets – 100.0%		6,829,250,222

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$6,102,854,466	$—
Level 2 – Other Significant Observable Inputs	756,843,561	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$6,859,698,027	$—

The Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

5

(b)	Cost for federal income tax purposes is $5,353,864,084.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,638,280,098	$(132,446,155)	$1,505,833,943

Acronym	Name

ADR	American Depositary Receipt

6

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	July 22, 2008